Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 1,916	$ 1,864
Considerations received	1,142	598
Reclassification to profit or loss upon satisfaction of performance obligations	(909)	(546)
Balance, end of the year	$ 2,149	$ 1,916